Revenue Recognition Contract Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Contract with Customer, Asset, Net - Beginning of Period	$ 4	$ 4
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Change in Measure of Progress	62	66
Contract with Customer, Asset, Reclassified to Receivable	(58)	(66)
Contract with Customer, Asset, Net - End of Period	$ 8	$ 4